Income Taxes - Schedule of Income Tax Expense (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ 905,078
Deferred income tax benefit	¥ (2,109,096)	(8,054,197)
Total income tax benefit	¥ (2,109,096)	¥ (7,149,119)	$ (1,026,907)	¥ (591,290)